Deposits (Tables)	12 Months Ended
Dec. 31, 2015
Deposits [Abstract]
Schedule of summary of non-interest bearing and interest bearing deposits
At December 31, 2015 and 2014, non-interest bearing and interest bearing deposits were as follows:

December 31 (In thousands)	2015	2014
Non-interest bearing	$1,404,032	$1,269,296
Interest bearing	3,943,610	3,858,704
Total	$5,347,642	$5,128,000

Schedule of maturities of time deposits	At December 31, 2015, the maturities of time deposits were as follows:

(In thousands)
2016	$814,387
2017	221,761
2018	56,744
2019	145,027
2020	52,062
After 5 years	431
Total	$1,290,412